ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 98.3%

Equity Fund – 98.3%
Communication Services Select Sector SPDR Fund	26,917	$2,198,042
Consumer Discretionary Select Sector SPDR Fund	30,112	5,537,296
Consumer Staples Select Sector SPDR Fund	18,800	1,435,568
Energy Select Sector SPDR Fund	11,500	1,085,715
Health Care Select Sector SPDR Fund	29,986	4,429,832
iShares U.S. Technology ETF	36,094	4,874,856
Technology Select Sector SPDR Fund	22,678	4,723,147

Total Exchange Traded Funds (Cost $21,874,994)		24,284,456

MONEY MARKET FUND – 2.0%
Fidelity Investments Money Market Government Portfolio – Class I, 4.96%(a) (Cost $486,868)	486,868	486,868

Total Investments – 100.3% (Cost $22,361,862)		24,771,324
Liabilities in Excess of Other Assets – (0.3%)		(71,030)
Net Assets – 100.0%		$24,700,294

(a)	Rate shown reflects the 7-day yield as of March 31, 2024.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,284,456	$-	$-	$24,284,456
Money Market Fund	486,868	-	-	486,868
Total	$24,771,324	$-	$-	$24,771,324

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	98.3%
Money Market Fund	2.0
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%